Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40758
Entity Registrant Name	GDEV Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	55, Griva Digeni
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Entity Address, Postal Zip Code	3101
Entity Common Stock, Shares Outstanding	197,641,407
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG Certified Auditors S.A.
Auditor Location	Athens, Greece
Auditor Firm ID	1084
Entity Central Index Key	0001848739
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	GDEV
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GDEVW
Security Exchange Name	NASDAQ
Business Contact Member
Document Information [Line Items]
Entity Address, Address Line One	55, Griva Digeni
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Entity Address, Postal Zip Code	3101
Contact Personnel Name	Andrey Fadeev
City Area Code	357
Local Phone Number	25580040